ACCOUNTING STANDARDS AND BASIS OF PREPARATION	6 Months Ended
Dec. 31, 2025
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
ACCOUNTING STANDARDS AND BASIS OF PREPARATION

2.   ACCOUNTING STANDARDS AND BASIS OF PREPARATION

Statement of compliance with IFRS as issued by IASB

These unaudited interim condensed consolidated financial statements for the three- and six-month period ended December 31, 2025, have been prepared in accordance with Accounting Standard IAS 34 Interim Financial Reporting.

These unaudited interim condensed consolidated financial statements do not include all notes of the type normally included in an annual financial statement. Accordingly, these unaudited interim condensed consolidated financial statements are to be read in conjunction with the consolidated financial statements for the fiscal year ended June 30, 2025.

Authorization for the issue of the consolidated financial statements

These unaudited interim condensed consolidated financial statements of the Group as of December 31, 2025, and June 30, 2025 and for the three- and six-month period ended December 31, 2025 and 2024 were authorized by the Board of Directors of Bioceres Crop Solutions Corp. on March 13, 2026.

Basis of measurement

The consolidated financial statements of the Group have been prepared using:

●Accrual basis of accounting (except for cash flows information). Under this basis of accounting, the effects of transactions and other events are recognized as they occur, even when there are no cash flows.
●Going concern basis of accounting, considering the conclusion of the assessment made by the Group’s Management in accordance with the requirements of paragraph 25 of IAS 1, “Presentation of Financial Statements” as described below.

During previous fiscal year, the Group has experienced a setback due to challenges in the Argentine market—most notably, the deterioration in farmer economics driven by declining commodity prices and weak yield forecasts. These external pressures significantly impacted per-hectare income for Argentine farmers, leading to reduced investment in key inputs such as fertilizers and crop protection products. This reduction in demand, combined with a well-supplied ag-inputs market resulting from aggressive purchasing in prior years, has led to increased price pressure and lower adoption of high-value technologies like ours in last fiscal year.

Additionally, in June 2025, Bioceres S.A.—a wholly owned subsidiary of Bioceres Group Limited, formerly our ultimate controlling parent—defaulted on a portion of its financial debt. This created a context of uncertainty in our financial partnership with local banks in Argentina. As a result, by the end of August 2025, these banks suspended access to previously available credit lines, forcing us to increasingly rely on cash generated from operating activities to meet our financial obligations.

Due to these adverse market conditions, our performance metrics were negatively impacted, leading to a breach of the ratio thresholds stipulated in the Secured notes. On November 10, 2025, we received a Declaration of Acceleration, and on November 11, 2025, the noteholders initiated legal proceedings against the Group seeking full payment of the amounts due. In this context, the intervening court issued a precautionary measure prohibiting us from transferring, assigning, encumbering or liquidating any collateral or security interest. On January 20, 2026, a judicial foreclosure sale of the granted collateral took place (see Note 4).

We are actively pursuing several alternatives to address this financial situation. While discussions remain open regarding a new long-term facility or assets disposal, we are also engaging with local Argentine finance institutions to refinance current debt and restore confidence in our business. However, there is no guarantee that financing will become available on acceptable terms or at all.

In parallel, we have made substantial progress in optimizing our working capital and realigning our cost structure to reflect current market conditions. Despite the adverse impact of financial difficulties faced by agricultural producers, we were able to maintain our market share in key product families and the outlook for upcoming campaigns remains positive in Argentina. This optimism is grounded in expectations of a more favorable macroeconomic environment in the country and the normalization of climatic conditions affecting the agricultural sector, even though the market remains challenging.

The generation of cash flow over the next twelve months depends on the success of these initiatives, which cannot be guaranteed as they rely on factors not entirely within the Group’s control. The uncertainty surrounding our ability to secure additional financing contributes to material uncertainty that raises substantial doubt regarding the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements do not include any adjustments that may be required to address potential impacts on the recoverability and classification of assets, or on the amounts and classifications of liabilities, should the Group be unable to continue as a going concern.

Functional currency and presentation currency

a)	Functional currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic market in which the entity operates (i.e., “the functional currency”).

Presentation currency

The consolidated financial statements of the Group are presented in US dollars.

b)	Foreign currency

Transactions entered into by Group entities in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchanges rates as of the final day of each reporting period. Exchange differences arising from the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss, except for foreign currency borrowings qualifying as a hedge of a net investment in a foreign operation for which exchange differences are recognized in other comprehensive income and accumulated in the foreign exchange reserve along with the exchange differences arising from the retranslation of the foreign operation. Upon the disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to such operation up to the date of disposal are transferred to the consolidated statement of profit or loss and other comprehensive income as part of the gain or loss recognized upon such disposal.

Changes in accounting policies

The accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those adopted for the preparation of the consolidated financial statements as of June 30, 2025.